Payments, by Category - 12 months ended Jun. 30, 2024 - ZAR (R) R in Millions	Total	DRDGOLD Limited [Member]	Ergo Mining Proprietary Limited [Member]	Far West Gold Recoveries Proprietary Limited [Member]	Ergo Mining Operations Proprietary Limited [Member]
Payments:
Taxes	R 122.6	R 20.6		R 99.3	R 2.7
Fees	4.0		R 3.1	0.9
Total Payments	R 126.6	R 20.6	R 3.1	R 100.2	R 2.7